Deferred Policy Acquisition and Sales Inducement Costs	12 Months Ended
Dec. 31, 2020
Deferred Policy Acquisition and Sales Inducement Costs
Deferred Policy Acquisition and Sales Inducement Costs	Deferred Policy Acquisition and Sales Inducement Costs
Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Balance, beginning of year	$124,118	$155,887	$146,333
Acquisition costs deferred	11,175	16,771	19,577
Amortization charged to income	(20,346)	(30,396)	(16,299)
Effect of unrealized gains and losses	(13,735)	(18,144)	6,276
Balance, end of year	$101,212	$124,118	$155,887
DSI activity, which primarily relates to interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in thousands)	2020	2019	2018
Balance, beginning of year	$1,776	$2,391	$2,278
Sales inducements deferred	64	125	128
Amortization charged to income	(619)	(251)	(181)
Effect of unrealized gains and losses	549	(489)	166
Balance, end of year	$1,770	$1,776	$2,391